CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity (Deficit)
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Authorized	5,000,000	5,000,000	5,000,000
Preferred stock, Issued	0	10	0
Preferred stock, outstanding	0	10	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	395,000,000	395,000,000	50,000,000
Common stock, issued shares	29,696,213	1,987,601	1,991,508
Common stock, outstanding shares	29,696,213	1,987,601	1,991,508